Deferred revenue	12 Months Ended
Dec. 31, 2022
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Deferred revenue

30.  Deferred revenue

Deferred revenue primarily consists of rent income and it is classified as current at 31 December 2022 and 2021. The amount of deferred revenue is TL 129,900 and TL 209,802 as at 31 December 2022 and 2021, respectively.